Financial Instruments (Details)	6 Months Ended
Jun. 30, 2024 $ / shares
Financial Instruments [Line Items]
Share price	$ 0.118
Expected volatility	125.00%
Ordinary share, exercise price per share	$ 0.25
Risk free interest rate	4.41%
Expected term	3 years